Details of Significant Accounts - Summary of Type of Borrowings (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Financial Liabilities [Abstract]
Short-term borrowings	$ 16,000	$ 570	$ 46,000
Interest rate	1.95%	1.95%	1.95%
Credit line			$ 30,000